CAPITAL MARKET RAISE CONSULTING AND FUNDING AGREEMENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 29, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 01, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding		13,637,870		13,637,870		13,539,544	11,216,438
Clear Think [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding		600,000		600,000		600,000
Tysadco Partners [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash retainer								$ 2,500
Common stock retainer payable								$ 5,000
Accrued interest		$ 22,500	$ 22,500
Number of stock issued		38,656	50,433	77,326	73,004
Accrued consulting services fees				$ 30,000		$ 12,500
Sahres converted				50,000		16,667
Number of shares held		279,019		279,019		201,693
Additional funding advances		$ 150,000		$ 150,000		$ 50,000
Strata Agreement [Member] | Clear Think [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock issued	200,000
Debt Instrument, Term	24 months
Stock Repurchased and Retired During Period, Value	$ 5,000,000
Strata purchased agreement description	Company’s registered common stock with a purchase price equal to 80% of the average of the two lowest daily stock prices during a ten (10) day trading period. The Strata Agreement requires a minimum purchase of $25,000 with a maximum purchase at the lesser or $1,000,000 or 500% of the daily average shares traded for the prior 10-day period. At no time shall the total number of shares purchased under this Strata Agreement exceed 9.99% of the Company’s outstanding common stock. ClearThink made an initial purchase of 400,000 shares of restricted stock in exchange for $100,000. Additionally, the Company issued an additional 200,000 shares of common stock to ClearThink as additional consideration which had a fair value of $50,000. During the three and six month periods ended June 30, 2025, there were no proceeds received in connection with the Strata Agreement.
Additional consideration at a fair value	$ 50,000